RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Related Party Transaction
Time charter revenues	[1]	$ 6,186	$ 7,360	$ 14,908	$ 21,920
Distributions to Golar				119,372	114,594
Dividends to China Petroleum Corporation				7,000	9,161
Golar and Affiliates
Related Party Transaction
Time charter revenues		6,186	7,360	14,908	21,920
Management and administrative services fees		2,496	1,329	5,066	2,617
Distributions to Golar		12,858	13,200	38,514	39,600
Golar and Affiliates | Ship management fees
Related Party Transaction
Fees and expenses		1,892	1,332	4,030	5,342
Golar and Affiliates | Income on deposits paid to Golar
Related Party Transaction
Interest income		1,131	929	2,535	1,237
Golar and Affiliates | Share options expense
Related Party Transaction
Fees and expenses		95	0	95	0
Golar and Affiliates | Interest income on short term credit arrangements
Related Party Transaction
Interest income		0	0	0	122
Golar and Affiliates | Fees to Helm Energy Advisors Inc
Related Party Transaction
Fees to Helm Energy Advisors Inc		0	90	0	800
China Petroleum Corporation
Related Party Transaction
Dividends to China Petroleum Corporation		$ 0	$ 3,200	$ 7,000	$ 9,200

[1]	This includes amounts arising from transactions with related parties (see note 10).